SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule Of Amounts Receivable
Balance at beginning			$ (538,429)	$ (429,506)	$ (429,506)
Additional amounts recovered during the period	$ 27,486	$ 48,127	72,981	$ 47,959	(302,067)
Trade receivables written off					186,211
Foreign exchange			(416)		6,933
Balance at ending	$ (465,864)		$ (465,864)		$ (538,429)